Loans - Contractual maturities (Details) - AUD ($) $ in Millions	Sep. 30, 2023	Sep. 30, 2022
Financial assets
Loans	$ 773,254	$ 739,647
Gross amount
Financial assets
Loans	777,687	743,853
Gross amount | Australia
Financial assets
Loans	678,272	650,850
Gross amount | Australia | Housing
Financial assets
Loans	485,474	467,382
Gross amount | Australia | Personal
Financial assets
Loans	11,289	12,832
Gross amount | Australia | Business
Financial assets
Loans	181,509	170,636
Gross amount | New Zealand
Financial assets
Loans	93,326	86,124
Gross amount | New Zealand | Housing
Financial assets
Loans	61,235	56,211
Gross amount | New Zealand | Personal
Financial assets
Loans	1,083	1,058
Gross amount | New Zealand | Business
Financial assets
Loans	31,008	28,855
Gross amount | Other overseas
Financial assets
Loans	6,089	$ 6,879
Gross amount | Up to 1 year
Financial assets
Loans	93,673
Gross amount | Up to 1 year | Australia
Financial assets
Loans	68,067
Gross amount | Up to 1 year | Australia | Housing
Financial assets
Loans	5,740
Gross amount | Up to 1 year | Australia | Personal
Financial assets
Loans	6,496
Gross amount | Up to 1 year | Australia | Business
Financial assets
Loans	55,831
Gross amount | Up to 1 year | New Zealand
Financial assets
Loans	24,150
Gross amount | Up to 1 year | New Zealand | Housing
Financial assets
Loans	180
Gross amount | Up to 1 year | New Zealand | Personal
Financial assets
Loans	922
Gross amount | Up to 1 year | New Zealand | Business
Financial assets
Loans	23,048
Gross amount | Up to 1 year | Other overseas
Financial assets
Loans	1,456
Gross amount | Over 1 year to 5 years
Financial assets
Loans	125,131
Gross amount | Over 1 year to 5 years | Australia
Financial assets
Loans	111,860
Gross amount | Over 1 year to 5 years | Australia | Housing
Financial assets
Loans	1,326
Gross amount | Over 1 year to 5 years | Australia | Personal
Financial assets
Loans	4,047
Gross amount | Over 1 year to 5 years | Australia | Business
Financial assets
Loans	106,487
Gross amount | Over 1 year to 5 years | New Zealand
Financial assets
Loans	8,638
Gross amount | Over 1 year to 5 years | New Zealand | Housing
Financial assets
Loans	531
Gross amount | Over 1 year to 5 years | New Zealand | Personal
Financial assets
Loans	156
Gross amount | Over 1 year to 5 years | New Zealand | Business
Financial assets
Loans	7,951
Gross amount | Over 1 year to 5 years | Other overseas
Financial assets
Loans	4,633
Gross amount | Over 5 years to 15 years
Financial assets
Loans	36,792
Gross amount | Over 5 years to 15 years | Australia
Financial assets
Loans	32,221
Gross amount | Over 5 years to 15 years | Australia | Housing
Financial assets
Loans	20,334
Gross amount | Over 5 years to 15 years | Australia | Personal
Financial assets
Loans	746
Gross amount | Over 5 years to 15 years | Australia | Business
Financial assets
Loans	11,141
Gross amount | Over 5 years to 15 years | New Zealand
Financial assets
Loans	4,571
Gross amount | Over 5 years to 15 years | New Zealand | Housing
Financial assets
Loans	4,558
Gross amount | Over 5 years to 15 years | New Zealand | Personal
Financial assets
Loans	5
Gross amount | Over 5 years to 15 years | New Zealand | Business
Financial assets
Loans	8
Gross amount | Over 15 years
Financial assets
Loans	522,091
Gross amount | Over 15 years | Australia
Financial assets
Loans	466,124
Gross amount | Over 15 years | Australia | Housing
Financial assets
Loans	458,074
Gross amount | Over 15 years | Australia | Business
Financial assets
Loans	8,050
Gross amount | Over 15 years | New Zealand
Financial assets
Loans	55,967
Gross amount | Over 15 years | New Zealand | Housing
Financial assets
Loans	55,966
Gross amount | Over 15 years | New Zealand | Business
Financial assets
Loans	$ 1